Eaton Vance

Municipal Opportunities Fund

October 31, 2019

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 94.4%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.4%
Ohio Water Development Authority, Water Pollution Control Loan Fund, 1.34%, (SIFMA + 0.22%), 12/1/20(1)	$5,000	$5,000,150

		$5,000,150

Education — 4.3%
Arizona Industrial Development Authority, (Doral Academy of Nevada), 3.55%, 7/15/29(2)	$1,360	$1,408,185
Arizona State University, 5.00%, 7/1/33	500	574,940
Arizona State University, 5.00%, 7/1/34	580	666,031
Build NYC Resource Corp., NY, (Ethical Culture Fieldston School), 5.00%, 6/1/24	600	690,936
California Infrastructure and Economic Development Bank, (The Colburn School), 2.12%, (SIFMA + 1.00%), 6/1/20 (Put Date), 8/1/37(1)	3,000	3,000,030
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/31	600	742,554
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/35	1,125	1,373,130
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/37	1,400	1,698,886
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/39(2)	1,000	1,212,340
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/49(2)	1,000	1,191,770
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(2)	590	629,211
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/22	600	661,368
District of Columbia, (District of Columbia International School), 5.00%, 7/1/39	680	819,856
District of Columbia, (KIPP DC), 4.00%, 7/1/39	280	306,510
District of Columbia, (KIPP DC), 4.00%, 7/1/44	270	292,629
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/39(2)	1,425	1,545,355
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.50%, 6/1/33(2)	2,535	2,790,274
Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/32	315	386,171
Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/33	355	433,214
Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/34	350	426,108
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/37	2,000	2,545,560
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/29	465	539,298
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/31	500	577,085
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/32	1,695	1,952,318
Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/28	525	653,063
Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/29	500	629,015
Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/30	715	892,842
Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester), 5.00%, 10/1/26	980	1,171,580
Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester), 5.00%, 10/1/27	1,035	1,256,945
Monroe County Industrial Development Corp., NY, (St. John Fisher College), 5.00%, 6/1/21	1,000	1,058,130
Monroe County Industrial Development Corp., NY, (University of Rochester), Series 2017C, 5.00%, 7/1/29	650	820,846

Security	Principal Amount (000’s omitted)	Value
Monroe County Industrial Development Corp., NY, (University of Rochester), Series 2017D, 5.00%, 7/1/29	$750	$947,130
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/26	2,460	2,909,909
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/22	510	563,912
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/23	275	313,671
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/24	300	352,641
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/25	500	580,760
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/26	545	631,241
New York Dormitory Authority, (School Districts Bond Financing Program), 5.00%, 10/1/27	5,000	6,347,850
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/25	1,000	1,176,600
Philadelphia Industrial Development Authority, PA, (La Salle University), 5.00%, 5/1/25	910	1,022,549
Philadelphia Industrial Development Authority, PA, (La Salle University), 5.00%, 5/1/26	1,850	2,108,852
Philadelphia Industrial Development Authority, PA, (La Salle University), 5.00%, 5/1/29	1,000	1,151,120
Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science), 4.125%, 12/15/28(2)	595	641,458
Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science), 5.00%, 12/15/38(2)	2,690	3,017,427
Public Finance Authority, WI, (North Carolina Leadership Academy), 5.00%, 6/15/39(2)	205	218,579
Public Finance Authority, WI, (North Carolina Leadership Academy), 5.00%, 6/15/49(2)	260	275,122
Romeoville, IL, (Lewis University), 5.00%, 10/1/24	500	561,710
Romeoville, IL, (Lewis University), 5.00%, 10/1/26	500	566,095
University of Arkansas, 5.00%, 11/1/24	475	558,500
University of Arkansas, 5.00%, 11/1/25	500	602,950
University of Idaho, 5.00%, 4/1/24	500	579,005
University of North Carolina at Charlotte, 4.00%, 4/1/37	625	677,575
University of North Carolina at Greensboro, 5.00%, 4/1/27	400	502,276

		$59,253,112

Electric Utilities — 3.1%
Arkansas River Power Authority, CO, 5.00%, 10/1/27	$2,255	$2,733,060
Arkansas River Power Authority, CO, 5.00%, 10/1/28	1,110	1,360,172
Arkansas River Power Authority, CO, 5.00%, 10/1/29	2,000	2,432,600
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	4,505	4,591,271
Long Island Power Authority, NY, Electric System Revenue, 2.172%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	16,000	16,105,760
Long Island Power Authority, NY, Electric System Revenue, 5.00%, 9/1/29	500	621,875
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 1/1/28	1,515	1,900,628
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), 2.55% to 6/1/20 (Put Date), 6/1/29	1,750	1,762,687
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), (AMT), 2.70% to 4/1/20 (Put Date), 10/1/34	1,500	1,508,145
Nebraska Public Power District, 5.00%, 1/1/24	750	863,505
Omaha Public Power District, NE, 5.00%, 2/1/25	550	651,442
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	2,525	2,960,487
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/26	1,165	1,380,583
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/27	1,000	1,181,410
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/25	520	603,798
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/26	675	796,837
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/27	660	792,436

Security	Principal Amount (000’s omitted)	Value
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/28	$500	$598,270
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	65	65,228

		$42,910,194

Escrowed/Prerefunded — 1.3%
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), Escrowed to Maturity, 5.00%, 11/15/24	$1,000	$1,179,070
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), Prerefunded to 11/15/24, 5.00%, 11/15/28	1,830	2,157,698
Norfolk, VA, Prerefunded to 9/1/24, 5.00%, 9/1/33	1,850	2,177,616
Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/28	225	248,931
Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/26	500	542,490
Omaha Public Power District, NE, Prerefunded to 2/1/22, 4.00%, 2/1/33	11,010	11,712,438

		$18,018,243

General Obligations — 14.7%
Ann Arbor Public Schools, MI, 5.00%, 5/1/23	$10	$11,321
Ann Arbor Public Schools, MI, 5.00%, 5/1/27	1,000	1,186,700
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/25	1,865	2,243,651
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/26	2,000	2,466,160
Bergen County, NJ, 3.00%, 7/15/30	3,390	3,656,047
Burlingame Elementary School District, CA, (Election of 2016), 3.00%, 8/1/35	1,330	1,408,816
Burlington, VT, 5.00%, 11/1/21	600	641,592
Burlington, VT, 5.00%, 11/1/22	500	551,280
Burlington, VT, 5.00%, 11/1/24	400	466,528
Burlington, VT, 5.00%, 11/1/25	500	598,185
California, 1.55% (SIFMA + 0.43%), 12/1/23 (Put Date), 12/1/29(1)	12,000	12,032,640
California, 3.00%, 10/1/33	4,325	4,595,269
California, 3.00%, 10/1/37	2,865	2,997,220
Chelsea School District, MI, 4.00%, 5/1/24	765	854,750
Chelsea School District, MI, 4.00%, 5/1/25	765	871,488
Chicago, IL, 5.00%, 12/1/22	2,230	2,302,453
Chicago, IL, 5.00%, 1/1/28	3,000	3,501,930
Chicago, IL, 5.625%, 1/1/30	6,000	7,102,200
Chicago, IL, 6.00%, 1/1/38	4,000	4,749,600
Chicago Board of Education, IL, 0.00%, 12/1/25	3,500	2,954,105
Chicago Board of Education, IL, 5.00%, 12/1/25	6,195	7,024,696
Chicago Board of Education, IL, 5.00%, 12/1/26	2,905	3,341,099
Chicago Park District, IL, 5.00%, 1/1/24	500	562,150
Clackamas Community College District, OR, 0.00%, 6/15/21	385	377,508
Connecticut, 5.00%, 4/15/34	1,000	1,243,520
Dallas, TX, 5.00%, 2/15/25	1,000	1,184,570
Delaware Valley Regional Finance Authority, PA, 2.121%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(1)	8,000	8,004,800
Elmira, NY, 3.00%, 5/22/20(2)	1,000	1,005,350
Fern Ridge School District 28J, Lane and Douglas Counties, OR, 4.00%, 6/15/22	875	939,199
Fern Ridge School District 28J, Lane and Douglas Counties, OR, 4.00%, 6/15/23	960	1,054,339
Georgia, 5.00%, 2/1/31	9,205	11,386,217
Harper Creek Community Schools, MI, 4.00%, 5/1/25	1,070	1,211,679
Harper Creek Community Schools, MI, 4.00%, 5/1/26	1,045	1,200,412

Security	Principal Amount (000’s omitted)	Value
Haslett Public Schools, MI, 4.00%, 5/1/25	$1,780	$2,017,701
Illinois, 5.00%, 8/1/20	3,000	3,066,300
Illinois, 5.00%, 11/1/21	5,000	5,284,750
Illinois, 5.00%, 10/1/22	2,000	2,158,640
Illinois, 5.00%, 2/1/24	5,000	5,505,100
Illinois, 5.00%, 11/1/24	5,000	5,584,000
Illinois, 5.00%, 2/1/25	10,000	11,182,300
Illinois, 5.00%, 2/1/27	5,000	5,723,200
Illinois, 5.00%, 2/1/28	10,000	11,407,100
Illinois, 5.00%, 11/1/28	10,000	11,446,800
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/26	900	1,017,315
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	2,000	2,252,160
Katy Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/33	5,995	6,904,082
Los Altos School District, CA, (Election of 2014), 3.00%, 8/1/33	1,085	1,153,898
Los Altos School District, CA, (Election of 2014), 3.00%, 8/1/36	1,340	1,399,992
Manchester Community Schools, MI, 5.00%, 5/1/24	1,300	1,504,737
Manchester Community Schools, MI, 5.00%, 5/1/25	750	890,460
Massachusetts, 2.06%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(1)	4,630	4,644,075
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/26	750	886,988
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/27	1,000	1,176,880
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/28	500	586,195
New York, NY, 5.00%, 8/1/25	1,000	1,135,690
New York, NY, 5.00%, 8/1/29	450	509,049
Ottawa County, MI, 5.00%, 11/1/22	500	556,880
Ottawa County, MI, 5.00%, 11/1/24	250	296,340
Ottawa County, MI, 5.00%, 11/1/25	300	365,625
Redwood City School District, CA, (Election of 2015), 3.00%, 8/1/36	2,220	2,326,493
Santa Monica-Malibu Unified School District, CA, (School Facilities Improvement District No.1), (Election of 2018), 3.00%, 8/1/33	1,725	1,825,671
Santa Monica-Malibu Unified School District, CA, (School Facilities Improvement District No.1), (Election of 2018), 3.00%, 8/1/35	1,000	1,050,330
Saugatuck Public Schools, MI, 4.00%, 5/1/25	1,085	1,239,124
Sedgwick County Unified School District No. 265, KS, 5.00%, 10/1/26	1,000	1,231,800
Sherwood School District No. 88J, Washington, Clackamas and Yamhill Counties, OR, 5.00%, 6/15/24	2,000	2,339,520
Sonoma County Junior College District, CA, (Election of 2014), 4.00%, 8/1/33(3)	3,000	3,569,400
St. Joseph Public Schools, MI, 5.00%, 5/1/28	1,880	2,219,020
St. Joseph Public Schools, MI, 5.00%, 5/1/29	1,650	1,939,987
Texas, (Texas Transportation Commission), 5.00%, 10/1/24	1,000	1,181,940
Thornapple Kellogg School, MI, 5.00%, 5/1/24	400	462,616
Upper Merion Area School District, PA, 5.00%, 1/15/29	500	586,920
Upper Merion Area School District, PA, 5.00%, 1/15/30	300	351,453
Walled Lake Consolidated School District, MI, 4.00%, 5/1/24	740	825,788
Will and Cook Counties Community High School District No. 210, IL, 0.00%, 1/1/27	65	52,353
Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/29	1,185	1,269,313

		$204,855,459

Hospital — 21.1%
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.00%, 8/1/41	$940	$1,071,957
Augusta Development Authority, GA, (AU Health System, Inc.), 5.00%, 7/1/26	2,525	2,963,618
Augusta Development Authority, GA, (AU Health System, Inc.), 5.00%, 7/1/27	2,635	3,141,183
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/21	1,140	1,196,578
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/23	930	1,023,363

Security	Principal Amount (000’s omitted)	Value
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/25	$1,125	$1,289,678
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/20	780	797,605
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/22	1,660	1,785,247
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/24	1,350	1,517,360
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/26	1,000	1,165,200
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/20	240	245,417
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/22	265	284,994
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/24	290	325,951
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/26	320	372,864
Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/29	1,410	1,502,947
Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/31	3,215	3,403,238
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/28	1,740	1,995,623
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/32	2,110	2,379,278
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	100	112,649
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/27	360	409,349
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/28	300	340,200
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/29	110	124,392
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/30	150	168,915
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/35	250	278,458
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/25	200	230,064
California Statewide Communities Development Authority, (Cottage Health System Obligated Group), 5.00%, 11/1/26	425	496,370
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00% to 11/1/29 (Put Date), 5/1/33	3,000	3,939,510
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/29	1,500	1,715,220
Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), (SPA: JPMorgan Chase Bank, N.A.), 1.38%, 1/15/38(4)	3,000	3,000,000
Colorado Health Facilities Authority, (CommonSpirit Health), 5.00%, 8/1/33	1,000	1,219,140
Colorado Health Facilities Authority, (CommonSpirit Health), 5.00%, 8/1/34	2,000	2,432,000
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Corp.), 2.331%, (68% of 1 mo. USD LIBOR + 0.95%), 7/1/20 (Put Date), 7/1/49(1)	13,665	13,673,336
Conway, AR, (Conway Regional Medical Center), 5.00%, 8/1/27(3)	500	592,065
Conway, AR, (Conway Regional Medical Center), 5.00%, 8/1/28(3)	500	588,545
Conway, AR, (Conway Regional Medical Center), 5.00%, 8/1/29(3)	200	234,500
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/36	1,910	2,220,184
Darke County, OH, (Wayne HealthCare), 4.00%, 9/1/40	1,000	1,051,640
Darke County, OH, (Wayne HealthCare), 4.00%, 9/1/45	2,580	2,687,689
Decatur Hospital Authority, TX, (Wise Regional Health System), 4.00%, 9/1/20	225	228,697
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/21	330	347,411
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/22	150	162,132
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/23	200	221,472
Delaware Health Facilities Authority, (Beebe Medical Center), 5.00%, 6/1/30	600	729,810
Delaware Health Facilities Authority, (Beebe Medical Center), 5.00%, 6/1/31	1,200	1,449,444
Deschutes County Hospital Facilities Authority, OR, (St. Charles Health System), 4.00%, 1/1/33	500	543,760
Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,158,540
Halifax Hospital Medical Center, FL, 5.00%, 6/1/27	2,890	3,439,360
Halifax Hospital Medical Center, FL, 5.00%, 6/1/29	1,830	2,163,371
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	3,145	3,406,475
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/28	8,000	9,887,920

Security	Principal Amount (000’s omitted)	Value
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/23	$1,000	$1,113,510
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/28	1,670	1,931,939
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.125%, 6/1/26	475	511,366
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.25%, 6/1/27	415	447,744
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.375%, 6/1/28	455	491,637
Indiana Finance Authority, (Parkview Health), 5.00%, 11/1/26	1,200	1,475,460
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/29	505	554,707
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/30	1,605	1,755,212
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 5.00%, 11/1/26	1,375	1,610,977
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 5.00%, 11/1/27	1,440	1,711,541
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 4.00%, 9/1/24	475	526,281
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 4.00%, 9/1/25	550	619,861
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 5.00%, 9/1/28	795	955,097
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 5.00%, 9/1/31	600	712,482
Lexington County Health Services District, Inc., SC, 5.00%, 11/1/27	200	249,572
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/23	1,000	1,124,770
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/24	1,775	2,050,249
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/28	1,300	1,526,850
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), (LOC: TD Bank, N.A.), 1.20%, 7/1/41(4)	7,100	7,100,000
Massachusetts Development Finance Agency, (Atrius Health), 4.00%, 6/1/49	850	905,225
Massachusetts Development Finance Agency, (Atrius Health), 5.00%, 6/1/39	710	855,103
Massachusetts Development Finance Agency, (Lawrence General Hospital), 5.00%, 7/1/32	500	569,805
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/27	125	135,063
Massachusetts Development Finance Agency, (Partners HealthCare System), (LOC: U.S. Bank, N.A.), 1.20%, 7/1/48(4)	10,000	10,000,000
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/25	500	589,670
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/27	1,100	1,316,535
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/22	2,835	3,000,536
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/26	1,150	1,386,130
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/28	2,000	2,445,120
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/29	2,700	3,282,606
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), Series I 2016, 5.00%, 7/1/27	1,150	1,384,370
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), Series L 2017, 5.00%, 7/1/27	1,460	1,792,296
Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/27	1,430	1,740,625

Security	Principal Amount (000’s omitted)	Value
Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/28	$1,250	$1,544,812
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	285	291,316
Michigan Finance Authority, (McLaren Health Care), 1.964%, (68% of 1 mo. USD LIBOR + 0.75%), 10/15/20 (Put Date), 10/15/38(1)	6,250	6,268,187
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/27	1,400	1,543,150
Minneapolis, MN, (Fairview Health Services), (LOC: Wells Fargo Bank, N.A.), 1.28%, 11/15/48(4)	5,000	5,000,000
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/26	1,000	1,152,920
Montana Facility Finance Authority, (Billings Clinic Obligated Group), 1.67%, (SIFMA + 0.55%), 8/15/23 (Put Date), 8/15/37(1)	9,715	9,704,896
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/27	1,000	1,119,750
Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/29	1,000	1,134,570
New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/32	500	604,295
New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/33	1,000	1,206,120
New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/34	1,070	1,287,692
New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/35	1,550	1,860,527
New Jersey Health Care Facilities Financing Authority, (Barnabas Health), 5.00%, 7/1/23	605	664,066
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center Obligated Group), 5.00%, 7/1/30	500	565,535
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/29	2,600	3,126,604
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/24	1,000	1,166,340
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	1,080	1,319,630
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 4.00%, 7/1/48	20,000	21,332,200
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/30	30	35,022
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/27	1,000	1,187,200
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/29	500	589,565
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.00%, 7/1/27	500	570,620
New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/34	550	684,618
New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/35	625	775,681
New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/36	550	680,603
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.00%, 7/1/29	750	948,998
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/22	440	483,806
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/23	600	680,136
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/25	2,000	2,396,920
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/22(2)	700	769,272
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/25(2)	1,000	1,166,650
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/27(2)	500	580,535
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/28(2)	600	693,810
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/29(2)	450	517,986

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(2)	$1,000	$1,146,480
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/31(2)	1,100	1,259,940
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/33(2)	1,100	1,255,375
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/34(2)	1,200	1,367,208
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(2)	1,000	1,136,610
New York Dormitory Authority, (Orange Regional Medical Center), Series 2015, 5.00%, 12/1/26(2)	300	348,612
New York Dormitory Authority, (Orange Regional Medical Center), Series 2015, 5.00%, 12/1/32(2)	1,100	1,257,212
New York Dormitory Authority, (Orange Regional Medical Center), Series 2017, 5.00%, 12/1/26(2)	1,500	1,798,665
New York Dormitory Authority, (Orange Regional Medical Center), Series 2017, 5.00%, 12/1/32(2)	1,500	1,773,540
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 2.462%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(1)	1,000	1,003,670
Ohio, (Cleveland Clinic Health System), (SPA: U.S. Bank, N.A.), 1.20%, 1/1/52(4)	10,250	10,250,000
Ohio, (Cleveland Clinic Health System), (SPA: Wells Fargo Bank, N.A.), 1.22%, 1/1/39(4)	5,250	5,250,000
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	850	1,013,319
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/33	3,165	3,805,216
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	500	572,365
Oregon Facilities Authority, (PeaceHealth), (LOC: U.S. Bank, N.A.), 1.20%, 8/1/34(4)	2,000	2,000,000
Oregon Health and Science University, (LOC: U.S. Bank, N.A.), 1.20%, 7/1/42(4)	6,080	6,080,000
Oroville, CA, (Oroville Hospital), 5.00%, 4/1/31	1,705	2,043,477
Oroville, CA, (Oroville Hospital), 5.25%, 4/1/34	2,000	2,438,320
Palm Beach County Health Facilities Authority, FL, (BRRH Corp. Obligated Group), Prerefunded to 12/1/24, 5.00%, 12/1/25	500	588,685
Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/31	4,000	4,577,080
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/25	1,530	1,832,848
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/26	1,410	1,677,392
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/28	1,550	1,827,341
St. Cloud, MN, (CentraCare Health System), 5.00%, 5/1/27	1,000	1,209,200
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/22	475	522,457
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/23	400	451,404
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/24	500	577,550
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/25	500	589,760
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/26	500	587,875
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/27	500	585,780
Utah County, UT, (IHC Health Services, Inc.), (SPA: TD Bank, N.A.), 1.25%, 5/15/58(4)	3,750	3,750,000
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/29	1,300	1,549,821
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/30	1,815	2,149,414
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/31	1,885	2,219,097
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/34	3,000	3,499,140
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/30	1,600	1,975,088
Washington Health Care Facilities Authority, (PeaceHealth), 5.00%, 11/15/26	1,000	1,153,290
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 5.00%, 11/15/27	1,000	1,217,260
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	250	282,750

		$293,864,331

Security	Principal Amount (000’s omitted)	Value
Housing — 1.4%
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/32	$415	$519,767
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/33	1,450	1,804,728
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/34	2,335	2,896,404
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/37	2,755	3,381,460
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/38	500	611,585
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/29	500	556,200
Independent Cities Finance Authority, CA, (Union City Tropics), 4.00%, 5/15/32	1,060	1,192,171
Independent Cities Finance Authority, CA, (Union City Tropics), 4.00%, 5/15/33	1,100	1,232,209
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC), 5.00%, 4/1/23	910	962,498
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/23	400	435,488
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/25	715	801,100
North Dakota Housing Finance Agency, 1.52%, (SIFMA + 0.40%), 2/1/22 (Put Date), 1/1/43(1)	5,000	5,000,150

		$19,393,760

Industrial Development Revenue — 5.0%
Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00%, 5/1/29(2)	$2,155	$2,375,004
Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 8/1/29(2)	2,250	2,386,395
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(2)	875	958,781
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(2)	940	1,070,096
Matagorda County Navigation District No. 1, TX, (Central Power and Light Co.), 2.60%, 11/1/29	2,000	2,101,420
Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 2.85% to 8/2/21 (Put Date), 8/1/27	4,000	4,082,160
National Finance Authority, NH, (Waste Management, Inc.), (AMT), 1.87%, (SIFMA + 0.75%), 10/1/21 (Put Date), 10/1/33(1)	2,500	2,495,875
New Hampshire Business Finance Authority, (United Illuminating Co.), 2.80% to 10/2/23 (Put Date), 10/1/33	1,500	1,566,150
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	215	246,934
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,577,300
New York Liberty Development Corp., (Bank of America Tower at One Bryant Park), 2.80%, 9/15/69	2,465	2,515,631
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(2)	7,775	7,786,740
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(2)	1,920	2,005,862
Ohio Air Quality Development Authority, (AMG Vanadium), (AMT), 5.00%, 7/1/49(2)	15,000	16,583,700
Pennsylvania Economic Development Financing Authority, (Covanta), Green Bonds, (AMT), 3.25%, 8/1/39(2)	5,500	5,483,885
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 12/1/25	1,000	1,149,190
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	1,165	1,244,989
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(2)	7,065	7,499,074
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 4.50%, 5/1/32(2)	4,595	5,068,791

		$69,197,977

Security	Principal Amount (000’s omitted)	Value
Insured – Education — 0.0%(5)
University of Puerto Rico, (NPFG), 5.00%, 6/1/25	$120	$122,896

		$122,896

Insured – Electric Utilities — 0.8%
Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/29	$1,500	$1,798,560
Puerto Rico Electric Power Authority, (AGC), 5.00%, 7/1/26	280	287,151
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/22	3,500	3,658,550
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	195	205,585
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/25	170	181,074
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	135	144,378
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	685	735,943
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	530	568,828
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	125	133,478
Puerto Rico Electric Power Authority, (NPFG), Series PP, 5.00%, 7/1/25	1,165	1,193,111
Puerto Rico Electric Power Authority, (NPFG), Series SS, 5.00%, 7/1/25	1,820	1,863,917

		$10,770,575

Insured – Escrowed/Prerefunded — 0.0%(5)
Cambria County, PA, (BAM), Escrowed to Maturity, 5.00%, 8/1/23	$240	$273,552

		$273,552

Insured – General Obligations — 2.3%
Allegheny Valley School District, PA, (BAM), 5.00%, 11/1/22	$350	$386,655
Atlantic City, NJ, (BAM), 5.00%, 3/1/23	500	554,690
Atlantic City, NJ, (BAM), 5.00%, 3/1/24	300	342,078
Bayonne, NJ, (AGM), 5.00%, 8/1/23	300	339,063
Bayonne, NJ, (AGM), 5.00%, 8/1/24	300	348,183
Bayonne, NJ, (AGM), 5.00%, 8/1/25	885	1,052,752
Bayonne, NJ, (AGM), 5.00%, 8/1/26	915	1,083,982
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/23	675	734,832
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/24	685	762,193
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/25	685	776,475
Bolingbrook, IL, (AGM), 5.00%, 1/1/24	1,000	1,140,430
Bolingbrook, IL, (AGM), 5.00%, 1/1/25	1,000	1,168,680
Cambria County, PA, (BAM), 5.00%, 8/1/23	1,260	1,414,262
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/25	1,000	1,162,670
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/20	2,175	2,120,407
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/22	4,300	3,989,325
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/28	1,500	1,151,985
Detroit, MI, (AMBAC), 4.00%, 4/1/20	43	42,831
Detroit, MI, (AMBAC), 5.00%, 4/1/21	13	13,174
Detroit, MI, (AMBAC), 5.00%, 4/1/22	66	65,868
Detroit, MI, (AMBAC), 5.00%, 4/1/24	329	328,901
Luzerne County, PA, (AGM), 5.00%, 11/15/24	2,480	2,864,202
McCook, IL, (AGM), 4.00%, 12/1/24	200	220,134
McCook, IL, (AGM), 4.00%, 12/1/25	275	307,134
McCook, IL, (AGM), 4.00%, 12/1/26	260	293,761
McCook, IL, (AGM), 4.00%, 12/1/27	300	342,423
McCook, IL, (AGM), 4.00%, 12/1/28	300	344,994
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/25	890	1,000,876
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/26	925	1,038,840
Monroe County Industrial Development Corp., NY, (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/25	750	857,610

Security	Principal Amount (000’s omitted)	Value
Proviso Township High School District No. 209, IL, (AGM), 5.00%, 12/1/28	$1,000	$1,247,810
Puerto Rico, (AGC), 5.00%, 7/1/34	310	316,656
Puerto Rico, (AGM), 5.00%, 7/1/35	1,055	1,105,830
Puerto Rico, (NPFG), 5.25%, 7/1/22	530	539,927
Puerto Rico Public Buildings Authority, (AMBAC), 5.45%, 7/1/30	930	952,348
Rockland County, NY, (AGM), 5.00%, 3/1/24	350	405,282
South Haven Public Schools, MI, (BAM), 4.00%, 5/1/27	785	903,613
Will and Cook Counties Community High School District No. 210, IL, (AGM), 0.00%, 1/1/28	500	402,000

		$32,122,876

Insured – Housing — 0.1%
Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 4.00%, 6/1/21	$400	$417,036
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/22	445	468,643
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/24	400	437,480

		$1,323,159

Insured – Lease Revenue/Certificates of Participation — 0.5%
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	$800	$920,608
Kentucky Asset/Liability Commission, (NPFG), 2.03%, (67% of 3 mo. USD LIBOR + 0.52%), 11/1/21(1)	3,400	3,399,762
Kentucky Asset/Liability Commission, (NPFG), 2.06%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(1)	2,000	1,974,420

		$6,294,790

Insured – Other Revenue — 0.1%
Albany Parking Authority, NY, (AGM), 5.00%, 7/15/24	$300	$346,437
Albany Parking Authority, NY, (AGM), 5.00%, 7/15/25	315	371,274
Puerto Rico Public Buildings Authority, (AGC), 5.00%, 7/1/36	120	122,387

		$840,098

Insured – Special Tax Revenue — 0.6%
Illinois Sports Facilities Authority, (AGM), 5.00%, 6/15/27	$2,325	$2,625,227
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	500	473,520
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	3,325	3,395,690
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	955	289,413
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/24	305	329,540
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/26	1,120	1,231,832

		$8,345,222

Insured – Transportation — 2.3%
Cleveland, OH, Airport System Revenue, (AGM), 5.00%, 1/1/25	$1,225	$1,444,949
Metropolitan Transportation Authority, NY, (AGM), 2.082%, (69% of 1 mo. USD LIBOR + 0.68%), 4/6/21 (Put Date), 11/1/32(1)	5,000	5,029,550
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	185	207,095
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/24	3,460	3,110,990
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	1,185	929,443

Security	Principal Amount (000’s omitted)	Value
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/32	$2,000	$2,154,880
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/26	1,000	1,166,890
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	795	892,173
Puerto Rico Highway and Transportation Authority, (AGM), 5.00%, 7/1/32	1,675	1,712,888
Puerto Rico Highway and Transportation Authority, (AGM), 5.25%, 7/1/36	535	600,404
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	100	114,411
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/30	3,650	4,004,232
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/31	2,710	2,971,271
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	2,475	2,697,923
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,320	1,473,820
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/23	380	400,626
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	100	106,943
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/33	200	213,758
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/35	2,320	2,468,712

		$31,700,958

Insured – Water and Sewer — 0.4%
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	$175	$189,278
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/26	4,000	4,656,480
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	100	102,532

		$4,948,290

Lease Revenue/Certificates of Participation — 1.4%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/28	$3,000	$3,742,590
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/29	2,000	2,483,720
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/30	3,000	3,705,990
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 5.00%, 3/1/27	1,000	1,149,740
New Jersey Economic Development Authority, (School Facilities Construction), 2.72%, (SIFMA + 1.60%), 3/1/28(1)	7,575	7,603,861
Sunset Hills, MO, Certificates of Participation, 4.00%, 4/1/26	500	552,120
Sunset Hills, MO, Certificates of Participation, 4.00%, 4/1/27	500	549,980

		$19,788,001

Other Revenue — 6.4%
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), Series 2017, 5.00%, 5/1/42(2)	$7,000	$7,823,550
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), Series 2018, 5.00%, 5/1/42(2)	4,500	5,073,165
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 5.00%, 7/15/25	4,950	5,787,441
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/26	1,000	1,150,280
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010	1,159,652
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.00%, 12/1/28	1,450	1,613,647
District of Columbia, (Association of American Medical Colleges), 5.00%, 10/1/30	570	635,402
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(2)	1,465	1,639,569
Kalispel Tribe of Indians, WA, Series B, 5.00%, 1/1/32(2)	1,000	1,119,160

Security	Principal Amount (000’s omitted)	Value
Kansas City Land Clearance for Redevelopment Authority, MO, (Convention Center Hotel), 5.00%, 2/1/40(2)	$4,550	$5,024,474
Main Street Natural Gas, Inc., GA, 2.111%, (67% of 1 mo. USD LIBOR + 0.75%), 9/1/23 (Put Date), 4/1/48(1)	5,500	5,504,895
Metropolitan Transportation Authority, NY, Dedicated Tax Fund Revenue, 1.57%, (SIFMA + 0.45%), 6/1/22 (Put Date), 11/1/26(1)	8,435	8,423,528
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(2)	1,775	2,003,283
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 3/1/25	3,500	4,127,375
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 2.221%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(1)	7,500	7,524,750
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.25%, 12/1/27	5,200	6,442,176
Southeast Alabama Gas Supply District, (Project No. 2), 2.211%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(1)	3,000	2,987,820
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 2.119%, (67% of 3 mo. USD LIBOR + 0.70%), 12/15/26(1)	5,525	5,512,458
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	100	108,710
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.17%, (SIFMA + 1.05%), 7/3/23 (Put Date), 1/1/42(1)	11,000	11,149,930
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.296%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(1)	1,000	1,007,510
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/26	635	726,135
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/28	1,370	1,554,580
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/29	700	792,225

		$88,891,715

Senior Living/Life Care — 8.2%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/21	$500	$529,805
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/22	605	658,524
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/23	350	390,579
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/24	310	353,512
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/25	445	518,705
Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 5.00%, 5/15/33	500	568,985
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/26	1,730	1,992,666
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/27	1,320	1,517,208
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/23	450	485,730
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/24	705	771,968
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/26	770	864,926
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/27	425	483,382
Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 2.80%, 5/15/24	1,150	1,150,322
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/29	600	675,342
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/38	550	584,221
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 5.00%, 1/1/38	675	770,938
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 3.125%, 5/15/27	650	652,125
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/24	525	588,777
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/25	300	342,339

Security	Principal Amount (000’s omitted)	Value
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/26	$350	$404,929
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/27	400	469,752
District of Columbia, (Ingleside at Rock Creek), 4.125%, 7/1/27	1,000	1,051,010
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/29	195	219,755
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/39	370	407,181
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	225	234,299
Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/38	125	136,635
Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/48	465	504,065
Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/51	1,000	1,082,650
Howard County, MD, (Vantage House), 5.00%, 4/1/21	329	336,880
Howard County, MD, (Vantage House), 5.00%, 4/1/26	1,570	1,703,544
Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,715	1,876,862
Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/27	370	421,249
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/25	1,605	1,779,528
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/23	700	754,180
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/24	915	999,802
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/25	650	720,375
Lee County Industrial Development Authority, FL, (Shell Point), 5.50%, 11/15/21	65	67,878
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(2)	1,200	1,390,584
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 2.875% to 2/1/22 (Put Date), 2/1/34	1,000	1,005,060
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 4.00%, 2/1/30(3)	1,500	1,685,190
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 4.00%, 2/1/32(3)	395	439,437
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 4.00%, 2/1/33(3)	865	955,496
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 4.00%, 2/1/34(3)	1,280	1,409,472
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 4.00%, 2/1/35(3)	310	339,106
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/46	1,440	1,620,907
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/30	200	224,102
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/31	150	167,901
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/32	200	222,608
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/33	100	111,065
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/34	200	221,720
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/35	350	386,145
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/36	350	385,361
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/37	300	329,376

Security	Principal Amount (000’s omitted)	Value
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/38	$300	$328,620
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 4.00%, 1/1/23	2,000	2,048,960
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,890	2,019,919
National Finance Authority, NH, (The Vista), 5.25%, 7/1/39(2)	920	1,003,168
National Finance Authority, NH, (The Vista), 5.625%, 7/1/46(2)	560	616,655
National Finance Authority, NH, (The Vista), 5.75%, 7/1/54(2)	1,000	1,103,130
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/25	1,000	1,117,170
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/26	1,040	1,162,678
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/27	1,095	1,220,465
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/29	1,205	1,332,465
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/30	630	692,968
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/30	430	498,340
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/31	670	776,021
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/32	295	341,032
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/33	185	213,442
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/34	195	224,564
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/39	625	714,244
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/49	4,500	5,073,030
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 4.00%, 1/1/29	1,335	1,419,425
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/28	255	289,275
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/30	1,300	1,462,838
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/31	775	896,210
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/32	650	750,119
Polk County Industrial Development Authority, FL, (Carpenter’s Home Estates, Inc.), 5.00%, 1/1/39	400	449,892
Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/39(2)(3)	770	842,388
Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/49(2)(3)	725	787,038
Rockville, MD, (Ingleside at King Farm), 3.00%, 11/1/25	1,750	1,757,910
Rockville, MD, (Ingleside at King Farm), 3.50%, 11/1/26	1,325	1,333,175
Saint Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis), 5.00%, 9/1/38	5,225	5,884,186
Salem Hospital Facility Authority, OR, (Capital Manor), 5.00%, 5/15/27	250	300,995
Salem Hospital Facility Authority, OR, (Capital Manor), 5.00%, 5/15/28	270	323,714

Security	Principal Amount (000’s omitted)	Value
Santa Fe, NM, (El Castillo Retirement Residences), 5.00%, 5/15/34(3)	$650	$736,710
Santa Fe, NM, (El Castillo Retirement Residences), 5.00%, 5/15/39(3)	480	536,746
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/28	1,675	1,871,243
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/29	1,000	1,114,040
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/38	2,000	2,187,700
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/27	1,930	2,241,232
St. Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/25	1,305	1,401,896
Tarrant County Cultural Education Facilities Finance Corp., TX, (Buckner Senior Living - Ventana), 3.875%, 11/15/22	1,215	1,215,717
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 5.35%, 10/1/25(2)	3,000	3,129,150
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/28	540	627,075
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/29	400	462,784
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/23	1,690	1,812,846
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/25	745	820,319
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/26	585	649,906
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	500	559,885
Washington Housing Finance Commission, (Bayview Manor Homes), 4.00%, 7/1/26(2)	1,275	1,338,355
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/31(2)	750	827,445
Washington Housing Finance Commission, (Judson Park), 4.00%, 7/1/28(2)	250	265,288
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/27(2)	840	950,359
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/28(2)	445	509,311
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/29(2)	460	525,246
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/34(2)	500	559,590
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/39(2)	750	829,852
Wayzata, MN, (Folkestone Senior Living Community), 3.25%, 8/1/29	500	515,585
Wayzata, MN, (Folkestone Senior Living Community), 3.375%, 8/1/30	425	438,587
Wayzata, MN, (Folkestone Senior Living Community), 3.75%, 8/1/36	250	258,118
Wayzata, MN, (Folkestone Senior Living Community), 3.75%, 8/1/37	500	515,010
Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/38	175	182,452
Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/39	125	130,015
Wayzata, MN, (Folkestone Senior Living Community), 5.00%, 8/1/31	350	394,096
Wayzata, MN, (Folkestone Senior Living Community), 5.00%, 8/1/32	250	280,778
Wayzata, MN, (Folkestone Senior Living Community), 5.00%, 8/1/33	350	392,252
Wayzata, MN, (Folkestone Senior Living Community), 5.00%, 8/1/34	100	111,834
Wayzata, MN, (Folkestone Senior Living Community), 5.00%, 8/1/35	100	111,596
Westchester County Local Development Corp., NY, (Kendal on Hudson), 4.00%, 1/1/23	3,545	3,759,189
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/28	2,850	3,063,921
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/25	500	526,880
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/26	685	719,250
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/27	1,015	1,062,319
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 5.00%, 9/15/29	1,365	1,471,088

Security	Principal Amount (000’s omitted)	Value
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 5.00%, 9/15/30	$500	$537,535

		$114,591,394

Special Tax Revenue — 2.9%
Atlanta, GA, (Atlantic Station), Tax Allocation Increments, 5.00%, 12/1/24	$1,000	$1,164,610
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/24	1,500	1,749,510
Baltimore, MD, (Harbor Point), 3.25%, 6/1/31(2)	220	221,478
Baltimore, MD, (Harbor Point), 3.30%, 6/1/32(2)	250	251,793
Baltimore, MD, (Harbor Point), 3.35%, 6/1/33(2)	270	272,052
Baltimore, MD, (Harbor Point), 3.40%, 6/1/34(2)	285	287,283
Baltimore, MD, (Harbor Point), 3.45%, 6/1/35(2)	310	312,604
Baltimore, MD, (Harbor Point), 3.50%, 6/1/39(2)	650	655,265
Detroit Downtown Development Authority, MI, 0.00%, 7/1/20	50	48,776
Detroit Downtown Development Authority, MI, 0.00%, 7/1/21	75	70,278
Illinois, Sales Tax Revenue, 4.00%, 6/15/27	1,065	1,151,009
Illinois, Sales Tax Revenue, 4.00%, 6/15/28	2,170	2,329,322
Illinois, Sales Tax Revenue, 4.00%, 6/15/29	8,280	8,831,779
Illinois Sports Facilities Authority, 5.00%, 6/15/28	2,000	2,392,960
Jurupa Public Financing Authority, CA, 5.00%, 9/1/25	735	869,637
Marquette Brownfield Redevelopment Authority, MI, 5.00%, 5/1/31	1,655	1,970,294
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	2,145	2,328,483
New York City Transitional Finance Authority, NY, Future Tax Revenue, (SPA: JPMorgan Chase Bank, N.A.), 1.35%, 8/1/42(4)	2,000	2,000,000
New York City Transitional Finance Authority, NY, Future Tax Revenue, (SPA: U.S. Bank, N.A.), 1.22%, 8/1/42(4)	1,825	1,825,000
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/27	4,000	4,933,280
San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue, 4.00%, 7/1/34	1,615	1,853,616
South Village Community Development District, FL, 2.00%, 5/1/20	305	305,714
South Village Community Development District, FL, 2.00%, 5/1/21	100	100,720
South Village Community Development District, FL, 2.125%, 5/1/22	100	101,279
South Village Community Development District, FL, 2.375%, 5/1/23	100	102,141
South Village Community Development District, FL, 2.50%, 5/1/24	100	102,778
South Village Community Development District, FL, 2.75%, 5/1/25	100	104,197
South Village Community Development District, FL, 3.25%, 5/1/27	100	106,727
South Village Community Development District, FL, 4.35%, 5/1/26	470	482,150
Winter Garden Village at Fowler Groves Community Development District, FL, 3.75%, 5/1/31	4,000	4,102,040

		$41,026,775

Student Loan — 0.9%
Connecticut Higher Education Supplemental Loan Authority, (AMT), 5.00%, 11/15/24	$600	$690,450
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/22	1,000	1,091,030
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/23	500	552,875
New Jersey Higher Education Student Assistance Authority, (AMT), 3.35%, 12/1/29	10,000	10,658,100

		$12,992,455

Transportation — 13.1%
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/32	$1,690	$2,126,696
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/33	1,720	2,159,254

Security	Principal Amount (000’s omitted)	Value
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/34	$1,700	$2,038,572
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/35	3,300	3,943,401
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/36	3,910	4,655,911
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/37	1,715	2,033,338
Central Texas Regional Mobility Authority, 5.00%, 1/1/25	350	406,588
Central Texas Regional Mobility Authority, 5.00%, 1/1/26	500	588,445
Central Texas Regional Mobility Authority, 5.00%, 1/1/27	550	644,732
Central Texas Regional Mobility Authority, 5.00%, 1/1/28	750	876,705
Central Texas Regional Mobility Authority, 5.00%, 1/1/29	600	700,506
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/25	7,255	8,443,587
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/27	1,000	1,130,930
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/21	3,000	3,124,320
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/27	5,000	5,791,200
Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 12/31/26	3,950	4,478,431
Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 6/30/27	4,475	5,102,395
Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 12/31/27	2,425	2,780,117
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/24	500	572,610
Denver City and County, CO, Airport System Revenue, 2.282%, (70% of 1 mo. USD LIBOR + 0.86%), 11/15/19 (Put Date), 11/15/31(1)	2,040	2,040,388
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 11/15/30	6,955	8,448,517
E-470 Public Highway Authority, CO, 2.247%, (67% of 1 mo. USD LIBOR + 1.05%), 9/1/21 (Put Date), 9/1/39(1)	1,000	1,009,010
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	250	267,770
Illinois Toll Highway Authority, 5.00%, 1/1/27	1,250	1,428,262
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/30	1,000	1,239,510
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/32	1,000	1,227,830
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/33	2,000	2,448,140
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/34	1,800	2,198,142
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	3,105	3,695,726
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/27	2,700	3,182,922
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/34	1,710	2,098,153
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/36	2,515	3,065,257
Los Angeles Harbor Department, CA, (AMT), 5.00%, 8/1/26	1,230	1,427,550
Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/44	500	598,195
Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/49	750	892,837
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/27	1,330	1,631,631
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/29	1,470	1,822,609

Security	Principal Amount (000’s omitted)	Value
Metropolitan Transportation Authority, NY, 5.00%, 9/1/22	$10,000	$10,970,700
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/26	5,000	6,145,400
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/23	810	921,610
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/25	1,000	1,176,190
New Jersey Transportation Trust Fund Authority, (Transportation Program), 2.32%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(1)	2,750	2,766,362
New Jersey Turnpike Authority, 5.00%, 1/1/32	4,520	5,201,254
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/24	1,600	1,809,488
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/25	1,600	1,851,840
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/27	1,000	1,153,440
New York Transportation Development Corp., (Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/28	10,000	12,204,000
New York Transportation Development Corp., (Terminal One Group Association, L.P.), (AMT), 5.00%, 1/1/22	5,520	5,905,462
North Texas Tollway Authority, 5.00%, 1/1/30	1,000	1,189,000
Pennsylvania Turnpike Commission, 1.82%, (SIFMA + 0.70%), 12/1/23(1)	2,500	2,520,100
Pennsylvania Turnpike Commission, 2.00%, (SIFMA + 0.88%), 12/1/20(1)	1,000	1,003,810
Pennsylvania Turnpike Commission, 5.00%, 12/1/37	6,000	7,371,180
Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 5.00%, 7/1/30	2,140	2,602,861
Port of Oakland, CA, (AMT), 5.00%, 11/1/24	2,300	2,699,464
Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/32	1,500	1,875,540
Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/33	1,405	1,751,951
Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/34	1,510	1,878,093
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/24	835	859,983
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/25	700	723,233
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/26	1,000	1,033,120
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/27	700	722,953
San Jose, CA, Airport Revenue, (AMT), 5.00%, 3/1/27	1,500	1,850,550
South Jersey Transportation Authority, NJ, 5.00%, 11/1/26	500	576,160
South Jersey Transportation Authority, NJ, 5.00%, 11/1/27	500	574,675
South Jersey Transportation Authority, NJ, 5.00%, 11/1/28	750	860,062
South Jersey Transportation Authority, NJ, 5.00%, 11/1/29	1,450	1,658,147
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/23	500	564,370
Triborough Bridge and Tunnel Authority, NY, 2.061%, (67% of 1 mo. USD LIBOR + 0.70%), 2/1/21 (Put Date), 1/1/32(1)	9,820	9,843,077

		$182,584,262

Water and Sewer — 3.1%
California Department of Water Resources, (Central Valley Project), 1.49%, (SIFMA + 0.37%), 12/1/22 (Put Date), 12/1/35(1)	$8,000	$8,026,080
Cape Fear Public Utility Authority, NC, 4.00%, 8/1/32	445	506,481
Charleston, SC, Waterworks and Sewer System Revenue, 1.617%, (70% of 1 mo. USD LIBOR + 0.37%), 1/1/22 (Put Date), 1/1/35(1)	5,000	5,007,100
Coldwater Local Development Finance Authority, MI, Series A, (AMT), 5.00%, 12/1/27	390	447,252
Coldwater Local Development Finance Authority, MI, Series B, (AMT), 5.00%, 12/1/27	505	579,134
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	125	135,201
Detroit, MI, Water Supply System, 5.25%, 7/1/41	295	311,724
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), 5.00%, 7/1/44	1,000	1,070,980

Security	Principal Amount (000’s omitted)	Value
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (LOC: Citibank, N.A.), 1.22%, 6/15/35(4)	$2,125	$2,125,000
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: PNC Bank, N.A.), 1.25%, 6/15/46(4)	8,225	8,225,000
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: State Street Bank and Trust Company), 1.22%, 6/15/45(4)	11,000	11,000,000
Riverside, CA, Water System Revenue, 1.75%, (SIFMA + 0.63%), 1/15/20 (Put Date), 10/1/35(1)	2,190	2,193,964
San Francisco City and County Public Utilities Commission, CA, Green Bonds, 5.00%, 11/1/37	2,575	3,016,793

		$42,644,709

Total Tax-Exempt Municipal Securities — 94.4% (identified cost $1,256,394,062)		$1,311,754,953

Tax-Exempt Mortgage-Backed Securities — 0.0%(5)

Security	Principal Amount (000’s omitted)	Value
Housing — 0.0%(5)
FRETE 2017-ML01 Trust, Class A, (Freddie Mac guaranteed), 2.304%, (1 mo. USD LIBOR + 0.50%), 1/25/33(1)(2)	$480	$479,931

Total Tax-Exempt Mortgage-Backed Securities — 0.0%(5) (identified cost $480,152)		$479,931

Taxable Municipal Securities — 3.6%

Security	Principal Amount (000’s omitted)	Value
Electric Utilities — 0.2%
Vernon, CA, Electric System Revenue, 4.05%, 8/1/23	$2,000	$2,133,360

		$2,133,360

General Obligations — 1.1%
Atlantic City, NJ, 7.00%, 3/1/28	$3,115	$3,682,148
Chicago, IL, 7.375%, 1/1/33	3,250	3,853,005
Chicago, IL, 7.75%, 1/1/42	3,811	4,366,873
Chicago, IL, 7.781%, 1/1/35	2,600	3,218,280

		$15,120,306

Hospital — 0.6%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$7,250	$7,905,617

		$7,905,617

Insured – General Obligations — 0.6%
Detroit, MI, (AMBAC), 4.96%, 4/1/20	$1,016	$1,016,734
Detroit, MI, (AMBAC), 5.15%, 4/1/25	7,923	7,924,230

		$8,940,964

Security	Principal Amount (000’s omitted)	Value
Insured – Hospital — 0.1%
Oklahoma Development Finance Authority, (OU Medicine), (AGM), 4.65%, 8/15/30	$1,500	$1,785,060

		$1,785,060

Insured – Special Tax Revenue — 0.3%
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 2.869%, 8/1/20	$905	$911,181
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 3.684%, 8/1/24	1,030	1,097,857
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.25%, 9/1/22	350	358,575
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.50%, 9/1/23	510	530,879
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.75%, 9/1/25	500	530,845
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 4.00%, 9/1/26	500	533,990

		$3,963,327

Senior Living/Life Care — 0.6%
Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 3.95%, 5/15/24	$1,450	$1,498,618
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 5.50% to 8/1/24 (Put Date), 8/1/44	7,000	7,086,870

		$8,585,488

Special Tax Revenue — 0.1%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.65%, 7/1/21	$500	$509,110
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.80%, 7/1/22	1,000	1,030,660

		$1,539,770

Total Taxable Municipal Securities — 3.6% (identified cost $46,353,589)		$49,973,892

Corporate Bonds & Notes — 1.4%

Security	Principal Amount (000’s omitted)	Value
Hospital — 1.4%
Care New England Health System, 5.50%, 9/1/26	$11,000	$12,255,698
Harnett Health System, Inc., 1.909% to 4/1/20 (Put Date), 4/1/32	3,865	3,903,895
St. Joseph’s Hospital & Medical Center, 3.926%, 7/1/22	3,175	3,262,594

Total Corporate Bonds & Notes — 1.4% (identified cost $17,837,175)		$19,422,187

Total Investments — 99.4% (identified cost $1,321,064,978)		$1,381,630,963

Other Assets, Less Liabilities — 0.6%		$8,073,916

Net Assets — 100.0%		$1,389,704,879

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2019, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

Illinois	13.3%
New York	13.3%
Others, representing less than 10% individually	72.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2019, 8.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 3.5% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2019.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2019, the aggregate value of these securities is $120,066,460 or 8.6% of the Fund’s net assets.

(3)	When-issued security.

(4)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at October 31, 2019.

(5)	Amount is less than 0.05%.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	150	Short	12/19/19	$(24,206,250)	$670,031

					$670,031

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

Liq	-	Liquidity Provider

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	-	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	-	United States Dollar

At October 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $670,031.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$1,311,754,953	$—	$1,311,754,953
Tax-Exempt Mortgage-Backed Securities	—	479,931	—	479,931
Taxable Municipal Securities	—	49,973,892	—	49,973,892
Corporate Bonds & Notes	—	19,422,187	—	19,422,187
Total Investments	$—	$1,381,630,963	$—	$1,381,630,963
Futures Contracts	$670,031	$—	$—	$670,031
Total	$670,031	$1,381,630,963	$—	$1,382,300,994

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.